ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current	$ 2,236,000	$ 3,850,000
Spouse Of Related Party [Member]
Other payable - related parties	1,095,630	1,095,630	$ 1,500,000
Accrued Operating Expenses [Member]
Accrued Liabilities, Current	1,145,000	669,000
Deposits [Member]
Accrued Liabilities, Current	204,000	204,000
Advances From Customers [Member]
Accrued Liabilities, Current	323,000	1,870,000
Unrealized Losses On Commodity Furture Contracts [Member]
Accrued Liabilities, Current	14,000	0
GST Payables [Member]
Accrued Liabilities, Current	5,000	6,000
Other Payables Third Parties [Member]
Accrued Liabilities, Current	0	5,000
Other Payables Related Party [Member]
Accrued Liabilities, Current	$ 545,000	$ 1,096,000